Property, Plant, and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Estimated Useful Life
Buildings	25 years
Plant and Machinery	3-10 years
Computer and office equipment	3-5 years
Furniture and Fixtures	5 years
Capitalized software	3-5 years
Construction-in-progress	N/A
Leasehold improvements	**
** Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the term of the underlying lease.
Property, plant and equipment, net consist of the following:

	December 31,
	2023	2022
Buildings	$5,462	$1,675
Plant and machinery	$2,246	$2,124
Leasehold improvements	$132	$133
Computer and office equipment	$16,602	$14,618
Furniture and fixtures	$1,805	$1,750
Internal use software	$1,719	$—
Construction in progress	$3,866	$1,079
	$31,832	$21,379
Less: Accumulated depreciation	$(19,954)	$(18,381)
Property, plant and equipment, net	$11,878	$2,998